UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21238

Nicholas-Applegate Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)           (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2006

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund II

S e m i - A n n u a l   R e p o r t
D e c e m b e r   31,  2 0 0 5

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Notes to Financial Statements	11-14

Financial Highlights	15

Annual Shareholder Meeting Results	16

Nicholas-Applegate Convertible & Income Fund II Letter to Shareholders

February 17, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Nicholas-Applegate Convertible & Income Fund II (the “Fund”) for the six-months ended December 31, 2005. Please note that on December 15, 2005, the Board of Trustees announced that the Fund will change its fiscal year-end from June 30th to February 28th.

The second half of 2005 witnessed the Federal Reserve raise short-term interest rates four times, an aggregate increase of 100 basis points (1.0%) . During this period, both the convertible market and broader U.S. equity market produced modest returns while facing surging oil prices, rising interest rates, and a moderating economy. Despite these headwinds, corporate profits exceeded expectations and companies continued to use their strengthened balance sheets to improve shareholder value.

In this environment, the Fund returned of 6.43% based upon net asset value and 1.99% based upon market price for the six months ended December 31, 2005. The Merrill Lynch Convertible Bond All Qualities Index gained 4.36% during the same period, while stocks, as measured by the Standard & Poor’s 500 Index (S&P 500) rose 5.77% . Bonds did not fare as well in this rising rate environment, as the Lehman Brothers Aggregate Bond Index, a measure of the broader bond market, declined (0.80)% during the period.

Please refer to the following pages for Specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. Also, note that a wide range of information and resources can be accessed through Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

| 12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 1

Nicholas-Applegate Convertible & Income Fund II Performance & Statistics
December 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NCZ	At least 50% of total assets	July 31, 2003
in convertible securities.
Objective:		Total Net Assets(1) :
Seeks to provide total return		$1,337.0 million
through a combination of
capital appreciation and high		Portfolio Manager:
current income.		Douglas Forsyth

Total Return(2) :	Market Price	Net Asset Value (“NAV”)

Six months	1.99%	6.43%

1 Year	(0.38)%	2.99%

Commencement of Operations (7/31/03) to 12/31/05	8.18%	11.77%

Common Share Market Price/NAV Performance: Commencement of Operations (7/31/03) to 12/31/05	Market Price/NAV:

	Market Price	$13.97

	NAV	$14.46

	Market Price Yield(3)	9.93%

	Discount to NAV	(3.39)%

	Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at December 31, 2005.

2 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05 |

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

CORPORATE BONDS & NOTES—40.7%

	Apparel—1.2%
	Levi Strauss & Co.
$ 2,000	9.75%, 1/15/15	Caa2/B-	$2,090,000
5,945	12.25%, 12/15/12	Caa2/B-	6,628,675
2,610	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B	2,658,938
2,840	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B1/BB	2,996,200
1,570	Warnaco, Inc., 8.875%, 6/15/13	B1/B+	1,691,675

			16,065,488

	Automotive—0.8%
2,815	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	B3/NR	3,171,632
10,030	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/B-	8,199,525

			11,371,157

	Chemicals—4.1%
4,988	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	5,680,085
11,410	IMC Global, Inc., 11.25%, 6/1/11	Ba3/BB	12,265,750
	Lyondell Chemical Co.,
4,435	9.625%, 5/1/07, Ser. A	B1/BB-	4,629,031
4,315	10.875%, 5/1/09	B3/B	4,482,206
4,565	11.125%, 7/15/12	B1/BB-	5,107,094
4,765	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,110,463
10,950	Resolution Performance Products LLC, 13.50%, 11/15/10	Caa2/B-	11,579,625
5,560	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	6,116,000

			54,970,254

	Commercial Services—0.8%
2,300	Hertz Corp., 10.50%, 1/1/16 (a)	B3/B	2,369,000
8,595	Vertrue, Inc., 9.25%, 4/1/14	B2/B	8,788,387

			11,157,387

	Diversified Financial Services—2.0%
9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/CCC+	10,598,500
5,065	AMR Holdings Co., 10.00%, 2/15/15 (a)	Caa1/B-	5,406,887
	Ford Motor Credit Co.,
2,500	6.875%, 2/1/06	Ba2/BB-	2,494,625
9,205	7.00%, 10/1/13	Ba2/BB-	7,865,277
1,000	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,055,000

			27,420,289

	Electric—2.9%
12,000	AES Corp., 9.50%, 6/1/09	B1/B-	12,960,000
10,250	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/CCC+	11,890,000
9,820	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	10,802,000
3,050	Reliant Resources, Inc., 9.50%, 7/15/13	B1/B+	3,057,625

			38,709,625

	Electronics—2.2%
9,510	Imax Corp., 9.625, 12/1/10	B3/B-	9,842,850
8,710	Sanmina-SCI Corp., 10.375%, 1/15/10	Ba2/BB-	9,624,550
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B1/B+	10,515,862

			29,983,262

	Environmental Control—0.7%
9,060	Imco Recycling, Inc., 10.375%, 10/15/10	B2/B+	9,898,050
	Food Products—0.8%
9,815	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	10,452,975
	Healthcare—0.5%
4,020	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	3,346,650
3,550	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	3,536,687

			6,883,337

12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 3

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Home Builders—1.6%
$ 11,500	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	$12,164,436
9,800	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	10,118,500

			22,282,936

	Household Products—1.6%
8,750	Central Garden & Pet Co., 9.125%, 2/1/13	B1/B+	9,231,250
11,740	Jarden Corp., 9.75%, 5/1/12	B3/B-	12,092,200

			21,323,450

	Iron/Steel—1.9%
6,490	AK Steel Corp., 7.875%, 2/15/09	B1/B+	6,165,500
5,710	Oregon Steel Mills, Inc., 10.00%, 7/15/09	Ba3/B+	6,109,700
11,450	United States Steel LLC, 10.75%, 8/1/08	Ba2/BB	12,652,250

			24,927,450

	Leisure—0.5%
6,020	Equinox Holdings, Inc., 9.00%, 12/15/09	B3/B-	6,433,875

	Lodging—0.9%
11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,814,050

	Machinery-Diversified—0.9%
11,730	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB-	12,551,100

	Metals & Mining—0.8%
9,835	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	10,806,206

	Miscellaneous—2.0%
27,830	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	27,273,400

	Miscellaneous Manufacturing—0.4%
5,045	Clarke American Corp., 11.75%, 12/15/13 (a)	B2/B-	5,070,225

	Multi-Media—3.6%
12,291	CCH I LLC, 11.00%, 10/1/15 Ser. AI (a)	Caa3/CCC-	10,324,440
2,285	CSC Holdings Inc., 10.50%, 5/15/16	B3/B	2,433,525
2,700	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	2,936,250
7,860	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	8,449,500
5,735	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	6,043,256
6,860	Sirius Satellite Radio, Inc., 9.625%, 8/1/13 (a)	Caa1/CCC	6,757,100
10,055	XM Satellite Radio, Inc., 12.00%, 6/15/10	Caa1/CCC+	11,286,738

			48,230,809

	Office/Business Equipment—0.5%
5,935	Xerox Corp., 9.75%, 1/15/09	Ba2/BB-	6,565,594

	Office Furnishings—1.1%
	Interface, Inc.,
4,625	9.50%, 2/1/14	Caa1/CCC	4,625,000
5,625	10.375%, 2/1/10	B2/B-	6,089,063
3,199	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	3,458,919

			14,172,982

	Oil & Gas—0.4%
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,562,500

	Paper Products—0.3%
4,013	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	4,013,000

	Pharmaceuticals—0.7%
9,310	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa1/CCC+	8,751,400

	Pipelines—1.3%
4,025	Dynegy Holdings, Inc., 10.125%, 7/15/13 (a)	B1/B-	4,548,250
12,240	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	12,454,200

			17,002,450

4 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Real Estate—0.2%
$ 2,285	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB-	$2,364,975

	Retail—3.6%
4,580	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	4,562,825
5,130	GSC Holdings Corp., 8.00%, 10/1/12 (a)	Ba3/B+	4,822,200
3,345	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	3,161,025
7,325	Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)	B3/B-	7,444,031
10,000	R.H. Donnelley Financial Corp., 10.875%, 12/15/12	B2/B+	11,275,000
11,460	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	11,990,025
4,315	United Auto Group, Inc., 9.625%, 3/15/12	B3/B	4,541,538

			47,796,644

	Semi-Conductors—0.7%
6,340	Amkor Technology, Inc., 10.50%, 5/1/09	Caa3/CCC	5,832,800
3,205	Avago Technologies Finance, 10.125%, 12/1/13 (a)	B3/B	3,293,137

			9,125,937

	Telecommunications—1.7%
3,700	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)	Caa1/CCC+	3,459,500
11,760	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	12,142,200
7,510	Time Warner Telecom, Inc., 10.125%, 2/1/11	Caa1/CCC+	7,866,725

			23,468,425

	Total Corporate Bonds & Notes (cost-$550,797,538)		546,449,232

CONVERTIBLE BONDS & NOTES—30.9%

	Aerospace—0.1%
1,000	GenCorp, Inc., 4.00%, 1/16/24	Caa2/B	1,236,250

	Airlines—1.1%
16,300	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	15,281,250

	Auto Parts & Equipment—1.4%
11,700	Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)	B3/B-	18,310,500

	Chemicals—0.8%
5,950	Millennium Chemicals, Inc., 4.00%, 11/15/23	B1/BB-	11,178,562

	Commercial Services—3.0%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,970,437
17,985	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B+	17,625,300
11,000	Vertrue, Inc., 5.50%, 10/1/10	NR/B-	11,632,500

			40,228,237

	Computers—1.2%
15,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	16,035,250

	Diversified Financial Services—0.7%
8,758	E*Trade Financial Corp., 6.00%, 2/1/07	NR/B-	8,889,370

	Electric—1.1%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	15,135,750

	Electrical Components & Equipment—0.9%
8,150	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	11,471,125

	Household Products—0.8%
7,050	American Greetings Corp., 7.00%, 7/15/06	Ba2/BB+	11,315,250

	Metals & Mining—1.5%
11,200	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	20,244,000

	Multi-Media—1.4%
18,500	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	18,130,000

	Oil & Gas—1.1%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	14,453,125

12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 5

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
December 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Pharmaceuticals—2.5%
$ 8,490	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	$15,377,513
18,550	Sepracor, Inc., 5.00%, 2/15/07	NR/CCC+	18,526,812

			33,904,325

	Retail—1.9%
5,200	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	7,741,500
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	18,256,975

			25,998,475

	Semi-conductors—2.6%
14,100	Advanced Micro Devices, Inc., 4.75%, 2/1/22 (c)	B3/B-	18,629,625
	Amkor Technology, Inc.
14,300	5.00%, 3/15/07	Caa3/CCC	13,567,125
3,000	5.75%, 6/1/06	Caa3/CCC	2,981,250

			35,178,000

	Telecommunications—6.5%
16,250	American Tower Corp., 5.00%, 2/15/10	B1/BB-	16,189,063
13,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	13,889,000
2,650	Crown Castle International, Inc., 4.00%, 7/15/10	NR/NR	6,694,563
17,500	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	17,850,000
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	18,569,375
1,396	NII Holdings, Inc., 3.50%, 9/15/33	NR/NR	4,681,835
9,940	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	9,368,450

			87,242,286

	Transportation—0.9%
8,100	Yellow Roadway Corp., 5.00%, 8/8/23	Ba1/BBB-	11,947,500

	Trucking/Leasing—1.4%
15,900	GATX Corp., 7.50%, 2/1/07	Baa3/BBB-	18,662,625

	Total Convertible Bonds & Notes (cost-$406,818,835)		414,841,880

CONVERTIBLE PREFERRED STOCK—22.7%

Shares

	Automotive—0.4%
209,200	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Ba2/B-	5,773,920

	Banking—1.1%
275,000	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	15,010,050

	Commercial Services—1.5%
468,500	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B	20,028,375

	Diversified Financial Services—3.9%
100,000	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (c)	Aa1/AA-	3,285,000
250,000	E Trade Group, Inc., 6.125%, 11/18/08	B3/NA	7,120,000
500,000	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	A1/A+	13,145,000
	Morgan Stanley
190,000	20.00%, 12/14/06	Aa3/A+	14,636,650
250,400	20.00%, 12/22/06	Aa3/A+	14,473,120

			52,659,770

	Electric—2.5%
344,400	AES Trust III, 6.75%, 10/15/29	B3/CCC+	15,291,360
296,050	FPL Group, Inc., 8.00%, 2/16/06	NR/A-	18,346,219

			33,637,579

	Environmental Control—0.5%
137,500	Allied Waste Industries, Inc., 6.25%, 4/1/06	Caa3/B	6,649,500

	Food—0.6%
370,600	Albertson’s, Inc., 7.25%, 5/16/07	Baa3/BBB-	8,357,030

6 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
December 31, 2005 (unaudited)

		Credit Rating
Shares		(Moody’s/S&P)	Value

	Gas—0.9%
357,500	ONEOK, Inc., 8.50%, 2/16/06	Baa2/BBB	$11,611,600

	Holding Companies—0.7%
87,500	Williams Holdings of Delaware, Inc., 5.50%, 6/1/33	NR/B-	9,843,750

	Insurance—4.4%
407,500	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	15,509,450
121,500	Metlife, Inc., 6.375%, 8/15/08, Ser. B	NR/BBB+	3,347,325
220,000	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	6,930,000
665,000	PMI Group, Inc., 5.875, 11/15/06	A1/A	16,392,250
732,000	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	16,352,880

			58,531,905

	Iron/Steel—0.5%
42,650	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	6,562,769

	Office/Business Equipment—1.1%
123,000	Xerox Corp., 6.25%, 7/1/06	B1/B-	15,055,200

	Oil & Gas—2.7%
170,000	Amerada Hess Corp., 7.00%, 12/1/06	Ba3/BB	18,373,600
89,900	Chesapeake Energy Corp., 5.00%, 12/31/49	B2/B	17,654,112

			36,027,712

	Pharmaceuticals—1.1%
276,400	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	14,867,556

	Telecommunications—0.8%
188,000	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	9,964,000

	Total Convertible Preferred Stock (cost-$288,219,913)		304,580,716

U.S. GOVERNMENT SECURITIES—2.3%

Principal
Amount
(000)

	United States Treasury Notes,
$ 13,725	10.375%, 11/15/12		15,172,562
13,725	12.00%, 8/15/13		16,287,718

	Total U.S. Government Securities (cost-$32,135,622)		31,460,280

SHORT-TERM INVESTMENT—3.4%

	Time Deposit—3.4%
45,097	Bank of America – London, 3.30%, 1/3/06
	(cost-$45,097,233)		45,097,233

	Total Investments (cost-$1,323,069,141)—100.0%		$1,342,429,341

Notes to Schedule of Investments
(a)	144A-security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securites are not considered to be illiquid.
(b)	Credit-linked trust certificate.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on December 31, 2005.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements | 12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 7

Nicholas-Applegate Convertible & Income Fund II Statement of Assets and Liabilities
December 31, 2005 (unaudited)

Assets:
Investments, at value (cost—$1,323,069,141)	$1,342,429,341

Interest and dividends receivable	21,857,310

Interest rate cap premium paid	19,404,625

Unrealized appreciation on interest rate cap	2,527,750

Prepaid expenses	42,962

Total Assets	1,386,261,988

Liabilities:
Dividends payable to common and preferred shareholders	23,405,740

Payable for investments purchased	21,511,029

Unrealized depreciation on interest rate cap	3,297,426

Investment management fees payable	808,858

Accrued expenses	224,068

Total Liabilities	49,247,121

Preferred Shares ($0.00001 par value; $25,000 net
asset and liquidation value per share applicable to
20,200 shares issued and outstanding)	505,000,000

Net Assets Applicable to Common shareholders	$832,014,867

Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 57,533,832
shares issued and outstanding)	$575

Paid-in-capital in excess of par	817,978,758

Dividends in excess of net investment income	(7,370,955)

Accumulated net realized gain on investments	2,815,965

Net unrealized appreciation of investments and interest rate caps	18,590,524

Net Assets Applicable to Common Shareholders	$832,014,867

Net Asset Value Per Common Share	$14.46

8 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund II Statement of Operations
Six Months ended December 31, 2005 (unaudited)

Investment Income:
Interest	$37,486,746

Dividends	8,891,844

Total Investment Income	46,378,590

Expenses:
Investment management fees	4,802,888

Auction agent fees and commissions	646,592

Reports and notices to shareholders	148,979

Excise tax expense	90,868

Audit and tax services	50,960

Custodian and accounting agent fees	50,140

Trustees’ fees and expenses	40,260

New York Stock Exchange listing fees	27,878

Transfer agent fees	25,060

Legal fees	22,297

Insurance expense	13,704

Investor relations	8,253

Miscellaneous	13,351

Total expenses	5,941,230

Net Investment Income	40,437,360

Realized and Change In Unrealized Gain (Loss):
Net realized gain on:
Investments	16,491,701

Interest rate cap	4,837,775

21,329,476

Net change in unrealized appreciation/depreciation of:

Investments	2,092,307

Interest rate caps	(1,713,271)

379,036

Net realized and change in unrealized gain on investments and interest rate cap	21,708,512

Net Increase in Net Assets Resulting from Investment Operations	62,145,872

Dividends and Distributions on Preferred Shares from:

Net investment income	(8,177,324)

Net realized gains	(1,011,818)

Total dividends and distributions on preferred shares	(9,189,142)

Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$52,956,730

See accompanying Notes to Financial Statements | 12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 9

Nicholas-Applegate Convertible & Income Fund II	Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six Months
	ended
	December 31, 2005	Year ended
	(unaudited)	June 30, 2005

Investment Operations:
Net investment income	$40,437,360	$82,903,663

Net realized gain on investments and interest rate caps	21,329,476	22,695,873

Net change in unrealized appreciation/depreciation of
investments and interest rate caps	379,036	(37,383,669)

Net increase in net assets resulting from investment operations	62,145,872	68,215,867

Dividends and Distributions on Preferred Shares from:
Net investment income	(8,177,324)	(11,768,307)

Net realized gains	(1,011,818)	(75,399)

Total dividends and distributions on preferred shareholders	(9,189,142)	(11,843,706)

Net increase in net assets applicable to common shareholders
resulting from investment operations	52,956,730	56,372,161

Dividends and Distributions to Common Shareholders from:
Net investment income	(46,708,790)	(81,000,846)

Net realized gains	(15,188,931)	(7,680,066)

Total dividends and distributions to common shareholders	(61,897,721)	(88,680,912)

Capital Share Transactions:

Reinvestment of dividends and distributions	6,046,443	11,434,945

Net increase from capital share transactions	6,046,443	11,434,945

Total decrease in net assets applicable
to common shareholders	(2,894,548)	(20,873,806)

Net Assets Applicable to Common Shareholders:
Beginning of period	834,909,415	855,783,221

End of period (including (dividends in excess of net investment income)/
undistributed net investment income of $(7,370,955) and
$7,077,799, respectively)	$832,014,867	$834,909,415

Common Shares Issued and Reinvested:
Issued in reinvestment of dividends and distributions	404,854	764,611

Net Increase	404,854	764,611

10 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05 | See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
December 31, 2005 (unaudited)

1. Organization and Significant accounting Policies
Nicholas-Applegate Convertible & Income Fund II (the “Fund”) was organized as a Massachusetts business trust on April 22, 2003. Prior to commencing operations on July 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices provided by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions—Common Stock
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par. The Fund treats amounts received under interest rate cap agreements as

12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 11

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
December 31, 2005 (unaudited)

net realized gain (loss) in accordance with generally accepted accounting principles (“GAAP”). However, these amounts are treated as net income (loss) for federal income tax purposes. By using GAAP, Net Investment Income for the six months ended December 31, 2005 was $4,837,775 lower and Net Realized and Change in Unrealized Gain (Loss), correspondingly higher than if payments received from interest rate cap agreements were treated as net income (loss) in accordance with federal income tax treatment. In addition, income figures for the six months ended December 31, 2005 include amortization of market premium of $4,976,149. For tax purposes, the Fund has elected not to amortize market premium.

(e) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(f) Interest Rate Caps
In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund’s exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(g) Concentration of Risk
It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.70% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions.

3. Investment in Securities
For the six months ended December 31, 2005, purchases and sales of investments, other than short-term securities, were $344,962,051 and $368,045,063, respectively.

(a) Interest rate cap agreements outstanding at December 31, 2005:

					Unrealized
	Notional	Termination		Payment received	Appreciation
Counterparty	Amount	Date	Premium	by Fund	(Depreciation)

UBS AG	$505,000,000	1/15/06	$4,936,375	1 month LIBOR-BBA	$(3,297,426)
				over 2% strike price

UBS AG	505,000,000	1/15/08	14,468,250	1 month LIBOR-BBA	2,527,750
				over 3% strike price
					$(769,676)

LIBOR—London Interbank Offered Rate

12 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
December 31, 2005 (unaudited)

4. Income Tax Information
The cost basis of portfolio securities for federal income tax and book purposes is $1,323,069,141. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $58,331,667; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $38,971,467; net unrealized appreciation for federal income tax purposes is $19,360,200.

5. Auction Preferred Shares
The Fund has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of long-term capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

During the six months ended December 31, 2005, the annualized dividend rate ranged from:

	High	Low	At 12/31/05

Series A	3.50%	1.45%	3.25%
Series B	3.35%	1.45%	3.35%
Series C	3.45%	1.35%	3.45%
Series D	3.40%	1.487%	3.15%
Series E	3.45%	1.547%	3.22%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations
On January 4, 2006, a dividend of $0.115625 per share was declared to common shareholders payable February 1, 2006 to shareholders of record on January 13, 2006.

On February 1, 2006, a dividend of $0.115625 per share was declared to common shareholders payable March 1, 2006 to shareholders of record on February 10, 2006.

7. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. An additional market timing lawsuit filed by the Attorney General of West Virginia against a number of fund companies, including the Investment Manager and two of its affiliates, has also been transferred to

12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 13

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
December 31, 2005 (unaudited)

the Multi-District Litigation in Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to issue against the Investment Manager or the Affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The foregoing speaks only as of the date hereof.

8. Change in Fiscal Year-End
On December 15, 2005, the Board of Trustees announced that the Fund will change its fiscal year end from June 30th to February 28th.

14 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05

Nicholas-Applegate Convertible & Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months			For the Period
	ended			July 31, 2003*
	December 31, 2005		Year ended	through
	(unaudited)		June 30, 2005	June 30, 2004

Net asset value, beginning of period	$14.61		$15.18	$14.33	**

Income from Investment Operations:
Net investment income	0.70		1.59	1.23

Net realized and change in unrealized gain (loss) on
investments and interest rate caps	0.38		(0.39)	1.10

Total from investment operations	1.08		1.20	2.33

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.14)		(0.21)	(0.08)

Net realized gains	(0.02)		(0.00)†	—

Total dividends and distributions on preferred shares	(0.16)		(0.21)	(0.08)

Net increase in net assets applicable to common
shareholders resulting from investment operations	0.93		0.99	2.25

Dividends and Distributions to Common Shareholders from:
Net investment income	(0.81)		(1.42)	(1.24)

Net realized gains	(0.26)		(0.14)	(0.03)

Total dividends and distributions to common shareholders	(1.07)		(1.56)	(1.27)

Capital Share Transactions:
Common stock offering costs charged to paid-in
capital in excess of par	—		—	(0.03)

Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par	—		—	(0.10)

Total capital share transactions	—		—	(0.13)

Net asset value, end of period	$14.46		$14.61	$15.18

Market price, end of period	$13.97		$14.74	$14.05

Total Investment Return (1)	1.99%		16.44%	1.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)	$832,015		$834,909	$855,783

Ratio of expenses to average net assets (2)	1.38	%(3)	1.35%	1.23	%(3)

Ratio of net investment income to average net assets (2)	9.37	%(3)	9.79%	8.87	%(3)

Preferred shares asset coverage per share	$65,940		$66,319	$67,359

Portfolio turnover	27%		67%	73%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	Less than $0.005 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.

12.31.05 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 15

Nicholas-Applegate Convertible & Income Fund II	Annual Shareholder Meeting
Results (unaudited)

The Fund held its annual meeting of shareholders on October 18, 2005. Common and Preferred shareholders voted to re-elect R. Peter Sullivan III as a Class II Trustee to serve until 2008 and David C. Flattum as a Class III Trustee to serve until 2006. Preferred shareholders voted to re-elect John J. Dalessandro II as a Class II Trustee to serve until 2008. The results were as follows:

		Withhold
	Affirmative	Authority

Re-election of David C. Flattum	51,909,219	649,256

Re-election of R. Peter Sullivan III	51,899,823	658,652

Re-election of John J. Dalessandro	14,750	55

Paul Belica, Robert E. Connor and Hans W. Kertess* continue to serve as Trustees of the Fund.

     *      Preferred Shares Trustee

16 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report | 12.31.05

Trustees and Principal Officers
Robert E. Connor
     Trustee, Chairman of the Board of Trustees
Paul Belica
     Trustee
John J. Dalessandro II
     Trustee
David C. Flattum
     Trustee
Hans W. Kertess
     Trustee
R. Peter Sullivan III
     Trustee
Brian S. Shlissel
     President & Chief Executive Officer
Lawrence G. Altadonna
     Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
     Secretary & Chief Legal Officer
Youse Guia
     Chief Compliance Officer

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room located in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information of Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

On November 7, 2005, the Fund submitted a CEO annual certification to the New York Stock Exchange (”NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on that Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

               Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

               Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

               Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

               Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
July 2005	N/A	14.66	85,599	N/A
August 2005	N/A	15.18	82,221	N/A
September 2005	N/A	15.25	80,780	N/A
October 2005	N/A	N/A	N/A	N/A
November 2005	N/A	14.69	79,183	N/A
December 2005	N/A	14.90	77,071	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided discolosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)      The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: March 9, 2006

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: March 9, 2006

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 9, 2006